Operating Expenses Before Credit Impairment Charges, Provisions and Charges - Summary of Operating Expenses Before Credit Impairment Losses, Provisions and Charges (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Expenses by nature [abstract]
Staff costs	£ 611	£ 556
Other administration expenses	474	458
Depreciation, amortisation and impairment	134	158
Total operating expenses before impairment losses, provisions and charges	£ 1,219	£ 1,172